Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 23,037	$ 18,925	$ 23,900
Additions Charged to Costs and Expenses	5,004	7,921	3,983
Additions Charged to Other Accounts	110	95	370
Deductions	(3,552)	(3,904)	(9,328)
Ending balance	24,599	23,037	18,925
Valuation allowance for deferred tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	249,382	231,436	232,147
Additions Charged to Costs and Expenses	53,189	23,996	14,845
Additions Charged to Other Accounts	(500)
Deductions	(22,553)	(6,050)	(15,556)
Ending balance	$ 279,518	$ 249,382	$ 231,436